Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of supplemental cash flow information
	Years ended December 31,
	2019	2018
Increase (decrease) in cash related to:
Share issue costs included in accounts payable	$51	$4
Deferred financing costs reclassified to share issue costs	-	10
Mineral property acquisition costs included in accounts payable	-	6